Note K - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory tax	$ 2,982	$ 4,078	$ 3,006
Effect of nontaxable insurance premiums	(218)	(303)	(340)
Effect of postretirement benefits	20	(78)	(19)
Effect of nontaxable life insurance death proceeds		(175)
Impact from TCJA		1,783
Effect of state income tax	33	70	64
Tax credits	(217)	(191)	(211)
Milton Merger Costs		4	73
Other items	149	42	19
Total income taxes	2,255	4,486	1,920
Nontaxable Interest Income [Member]
Effect of nontaxable income	(352)	(514)	(433)
Bank Owned Insurance Income [Member]
Effect of nontaxable income	$ (142)	$ (230)	$ (239)